Shareholder Report, Holdings (Details)	Apr. 30, 2025
Columbia Seligman Global Technology Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Seligman Global Technology Fund - Class A | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Seligman Global Technology Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Class A | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Seligman Global Technology Fund - Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Global Technology Fund - Class A | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Global Technology Fund - Class A | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Seligman Global Technology Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Columbia Seligman Global Technology Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Seligman Global Technology Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Seligman Global Technology Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Columbia Seligman Global Technology Fund - Class A | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Seligman Global Technology Fund - Class A | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Seligman Global Technology Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Class A | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Global Technology Fund - Class A | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Global Technology Fund - Class A | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Global Technology Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Seligman Global Technology Fund - Class C | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Seligman Global Technology Fund - Class C | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Seligman Global Technology Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Class C | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Seligman Global Technology Fund - Class C | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Global Technology Fund - Class C | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Global Technology Fund - Class C | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Seligman Global Technology Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Columbia Seligman Global Technology Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Seligman Global Technology Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Seligman Global Technology Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Class C | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Columbia Seligman Global Technology Fund - Class C | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Seligman Global Technology Fund - Class C | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Seligman Global Technology Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Class C | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Global Technology Fund - Class C | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Global Technology Fund - Class C | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Global Technology Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Seligman Global Technology Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Seligman Global Technology Fund - Institutional Class | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Seligman Global Technology Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Institutional Class | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Seligman Global Technology Fund - Institutional Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Global Technology Fund - Institutional Class | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Global Technology Fund - Institutional Class | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Seligman Global Technology Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Columbia Seligman Global Technology Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Seligman Global Technology Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Seligman Global Technology Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Institutional Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Columbia Seligman Global Technology Fund - Institutional Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Seligman Global Technology Fund - Institutional Class | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Seligman Global Technology Fund - Institutional Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Institutional Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Institutional Class | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Global Technology Fund - Institutional Class | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Global Technology Fund - Institutional Class | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Global Technology Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Global Technology Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Global Technology Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Seligman Global Technology Fund - Class R | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Seligman Global Technology Fund - Class R | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Class R | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Seligman Global Technology Fund - Class R | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Class R | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Seligman Global Technology Fund - Class R | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Global Technology Fund - Class R | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Global Technology Fund - Class R | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Seligman Global Technology Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Columbia Seligman Global Technology Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Seligman Global Technology Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Seligman Global Technology Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Class R | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Columbia Seligman Global Technology Fund - Class R | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Seligman Global Technology Fund - Class R | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Seligman Global Technology Fund - Class R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Class R | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Class R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Global Technology Fund - Class R | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Global Technology Fund - Class R | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Global Technology Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Seligman Global Technology Fund - Class S | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Seligman Global Technology Fund - Class S | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Class S | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Seligman Global Technology Fund - Class S | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Class S | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Seligman Global Technology Fund - Class S | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Class S | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Seligman Global Technology Fund - Class S | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Seligman Global Technology Fund - Class S | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Seligman Global Technology Fund - Class S | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Seligman Global Technology Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Columbia Seligman Global Technology Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Seligman Global Technology Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Seligman Global Technology Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Seligman Global Technology Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Seligman Global Technology Fund - Class S | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Columbia Seligman Global Technology Fund - Class S | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Seligman Global Technology Fund - Class S | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Seligman Global Technology Fund - Class S | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Class S | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Seligman Global Technology Fund - Class S | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Seligman Global Technology Fund - Class S | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Seligman Global Technology Fund - Class S | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Seligman Global Technology Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%